Summary of principle accounting policies - Dividends and treasury shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Mar. 11, 2024 CNY (¥)	Mar. 11, 2024 USD ($) $ / shares	Sep. 28, 2021 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	May 31, 2024 CNY (¥)	May 31, 2024 USD ($)	Mar. 31, 2024 $ / shares	Sep. 18, 2023 USD ($)	Sep. 28, 2022 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Dividends | ¥				¥ 0	¥ 0
Dividends payable						¥ 54,646	$ 7,699
Dividends paid	¥ 54,869	$ 7,699
Share repurchase program duration			12 months
Treasury stock authorized to repurchase | $			$ 50,000						$ 50,000	$ 50,000
Ordinary shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Dividends per share amount		$ 0.015						$ 0.015
ADS
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Dividends per share amount		$ 0.03						$ 0.03